Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000054209 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	14.30%	[1]
Percent of Total Long Exposure	25.30%	[2]
Percent of Total Short Exposure	(6.50%)	[2]
Percent of Net Long Exposure	33.10%	[3]
C000054209 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[1]
Percent of Total Long Exposure	0.70%	[2]
Percent of Total Short Exposure	0.00%	[2]
Percent of Net Long Exposure	1.60%	[3]
C000054209 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[1]
Percent of Total Long Exposure	7.60%	[2]
Percent of Total Short Exposure	0.00%	[2]
Percent of Net Long Exposure	8.30%	[3]
C000054209 [Member] | Asia Pacific ex Japan Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[1]
Percent of Total Long Exposure	3.60%	[2]
Percent of Total Short Exposure	(3.90%)	[2]
Percent of Net Long Exposure	1.10%	[3]
C000054209 [Member] | Emerging Markets Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[1]
Percent of Total Long Exposure	4.20%	[2]
Percent of Total Short Exposure	(5.40%)	[2]
Percent of Net Long Exposure	2.40%	[3]
C000054209 [Member] | United Kingdom Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[1]
Percent of Total Long Exposure	0.50%	[2]
Percent of Total Short Exposure	0.00%	[2]
Percent of Net Long Exposure	3.30%	[3]
C000054209 [Member] | Japan Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[1]
Percent of Total Long Exposure	0.00%	[2]
Percent of Total Short Exposure	(0.20%)	[2]
Percent of Net Long Exposure	3.40%	[3]
C000054209 [Member] | North America ex U S Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[1]
Percent of Total Long Exposure	1.30%	[2]
Percent of Total Short Exposure	0.00%	[2]
Percent of Net Long Exposure	3.50%	[3]
C000054209 [Member] | Europe ex U K Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%	[1]
Percent of Total Long Exposure	1.90%	[2]
Percent of Total Short Exposure	(5.70%)	[2]
Percent of Net Long Exposure	6.20%	[3]
C000054209 [Member] | Developed Middle East Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Percent of Total Long Exposure	0.00%	[2]
Percent of Total Short Exposure	0.00%	[2]
Percent of Net Long Exposure	0.00%	[3]
C000054209 [Member] | U S Small Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%	[1]
Percent of Total Long Exposure	0.00%	[2]
Percent of Total Short Exposure	(17.80%)	[2]
Percent of Net Long Exposure	4.10%	[3]
C000054209 [Member] | Asia Pacific ex Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[1]
Percent of Total Long Exposure	0.00%	[2]
Percent of Total Short Exposure	(6.10%)	[2]
Percent of Net Short Exposure	(5.50%)	[3]
C000054209 [Member] | Europe ex U K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[1]
Percent of Total Long Exposure	0.00%	[2]
Percent of Total Short Exposure	(7.10%)	[2]
Percent of Net Short Exposure	(5.10%)	[3]
C000054209 [Member] | North America ex U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[1]
Percent of Total Long Exposure	4.60%	[2]
Percent of Total Short Exposure	0.00%	[2]
Percent of Net Long Exposure	5.60%	[3]
C000054209 [Member] | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[1]
Percent of Total Long Exposure	0.00%	[2]
Percent of Total Short Exposure	0.00%	[2]
Percent of Net Long Exposure	0.60%	[3]
C000054209 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Long Exposure	29.00%	[4]
C000054209 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.20%	[1]
Percent of Total Long Exposure	0.00%	[2]
Percent of Total Short Exposure	(25.80%)	[2]
Percent of Net Long Exposure	4.40%	[3]
C000054209 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Long Exposure	4.00%	[5]
C000054208 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	14.30%	[6]
Percent of Total Long Exposure	25.30%	[7]
Percent of Total Short Exposure	(6.50%)	[7]
Percent of Net Long Exposure	33.10%	[8]
C000054208 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[6]
Percent of Total Long Exposure	0.70%	[7]
Percent of Total Short Exposure	0.00%	[7]
Percent of Net Long Exposure	1.60%	[8]
C000054208 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[6]
Percent of Total Long Exposure	7.60%	[7]
Percent of Total Short Exposure	0.00%	[7]
Percent of Net Long Exposure	8.30%	[8]
C000054208 [Member] | Asia Pacific ex Japan Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[6]
Percent of Total Long Exposure	3.60%	[7]
Percent of Total Short Exposure	(3.90%)	[7]
Percent of Net Long Exposure	1.10%	[8]
C000054208 [Member] | Emerging Markets Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[6]
Percent of Total Long Exposure	4.20%	[7]
Percent of Total Short Exposure	(5.40%)	[7]
Percent of Net Long Exposure	2.40%	[8]
C000054208 [Member] | United Kingdom Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[6]
Percent of Total Long Exposure	0.50%	[7]
Percent of Total Short Exposure	0.00%	[7]
Percent of Net Long Exposure	3.30%	[8]
C000054208 [Member] | Japan Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[6]
Percent of Total Long Exposure	0.00%	[7]
Percent of Total Short Exposure	(0.20%)	[7]
Percent of Net Long Exposure	3.40%	[8]
C000054208 [Member] | North America ex U S Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[6]
Percent of Total Long Exposure	1.30%	[7]
Percent of Total Short Exposure	0.00%	[7]
Percent of Net Long Exposure	3.50%	[8]
C000054208 [Member] | Europe ex U K Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%	[6]
Percent of Total Long Exposure	1.90%	[7]
Percent of Total Short Exposure	(5.70%)	[7]
Percent of Net Long Exposure	6.20%	[8]
C000054208 [Member] | Developed Middle East Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[6]
Percent of Total Long Exposure	0.00%	[7]
Percent of Total Short Exposure	0.00%	[7]
Percent of Net Long Exposure	0.00%	[8]
C000054208 [Member] | U S Small Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%	[6]
Percent of Total Long Exposure	0.00%	[7]
Percent of Total Short Exposure	(17.80%)	[7]
Percent of Net Long Exposure	4.10%	[8]
C000054208 [Member] | Asia Pacific ex Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[6]
Percent of Total Long Exposure	0.00%	[7]
Percent of Total Short Exposure	(6.10%)	[7]
Percent of Net Short Exposure	(5.50%)	[8]
C000054208 [Member] | Europe ex U K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[6]
Percent of Total Long Exposure	0.00%	[7]
Percent of Total Short Exposure	(7.10%)	[7]
Percent of Net Short Exposure	(5.10%)	[8]
C000054208 [Member] | North America ex U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[6]
Percent of Total Long Exposure	4.60%	[7]
Percent of Total Short Exposure	0.00%	[7]
Percent of Net Long Exposure	5.60%	[8]
C000054208 [Member] | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[6]
Percent of Total Long Exposure	0.00%	[7]
Percent of Total Short Exposure	0.00%	[7]
Percent of Net Long Exposure	0.60%	[8]
C000054208 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Long Exposure	29.00%	[9]
C000054208 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.20%	[6]
Percent of Total Long Exposure	0.00%	[7]
Percent of Total Short Exposure	(25.80%)	[7]
Percent of Net Long Exposure	4.40%	[8]
C000054208 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Long Exposure	4.00%	[10]
C000054217 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	14.30%	[11]
Percent of Total Long Exposure	25.30%	[12]
Percent of Total Short Exposure	(6.50%)	[12]
Percent of Net Long Exposure	33.10%	[13]
C000054217 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[11]
Percent of Total Long Exposure	0.70%	[12]
Percent of Total Short Exposure	0.00%	[12]
Percent of Net Long Exposure	1.60%	[13]
C000054217 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[11]
Percent of Total Long Exposure	7.60%	[12]
Percent of Total Short Exposure	0.00%	[12]
Percent of Net Long Exposure	8.30%	[13]
C000054217 [Member] | Asia Pacific ex Japan Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[11]
Percent of Total Long Exposure	3.60%	[12]
Percent of Total Short Exposure	(3.90%)	[12]
Percent of Net Long Exposure	1.10%	[13]
C000054217 [Member] | Emerging Markets Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[11]
Percent of Total Long Exposure	4.20%	[12]
Percent of Total Short Exposure	(5.40%)	[12]
Percent of Net Long Exposure	2.40%	[13]
C000054217 [Member] | United Kingdom Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[11]
Percent of Total Long Exposure	0.50%	[12]
Percent of Total Short Exposure	0.00%	[12]
Percent of Net Long Exposure	3.30%	[13]
C000054217 [Member] | Japan Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[11]
Percent of Total Long Exposure	0.00%	[12]
Percent of Total Short Exposure	(0.20%)	[12]
Percent of Net Long Exposure	3.40%	[13]
C000054217 [Member] | North America ex U S Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[11]
Percent of Total Long Exposure	1.30%	[12]
Percent of Total Short Exposure	0.00%	[12]
Percent of Net Long Exposure	3.50%	[13]
C000054217 [Member] | Europe ex U K Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%	[11]
Percent of Total Long Exposure	1.90%	[12]
Percent of Total Short Exposure	(5.70%)	[12]
Percent of Net Long Exposure	6.20%	[13]
C000054217 [Member] | Developed Middle East Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[11]
Percent of Total Long Exposure	0.00%	[12]
Percent of Total Short Exposure	0.00%	[12]
Percent of Net Long Exposure	0.00%	[13]
C000054217 [Member] | U S Small Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%	[11]
Percent of Total Long Exposure	0.00%	[12]
Percent of Total Short Exposure	(17.80%)	[12]
Percent of Net Long Exposure	4.10%	[13]
C000054217 [Member] | Asia Pacific ex Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[11]
Percent of Total Long Exposure	0.00%	[12]
Percent of Total Short Exposure	(6.10%)	[12]
Percent of Net Short Exposure	(5.50%)	[13]
C000054217 [Member] | Europe ex U K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[11]
Percent of Total Long Exposure	0.00%	[12]
Percent of Total Short Exposure	(7.10%)	[12]
Percent of Net Short Exposure	(5.10%)	[13]
C000054217 [Member] | North America ex U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[11]
Percent of Total Long Exposure	4.60%	[12]
Percent of Total Short Exposure	0.00%	[12]
Percent of Net Long Exposure	5.60%	[13]
C000054217 [Member] | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[11]
Percent of Total Long Exposure	0.00%	[12]
Percent of Total Short Exposure	0.00%	[12]
Percent of Net Long Exposure	0.60%	[13]
C000054217 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Long Exposure	29.00%	[14]
C000054217 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.20%	[11]
Percent of Total Long Exposure	0.00%	[12]
Percent of Total Short Exposure	(25.80%)	[12]
Percent of Net Long Exposure	4.40%	[13]
C000054217 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Long Exposure	4.00%	[15]
C000054216 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	14.30%	[16]
Percent of Total Long Exposure	25.30%	[17]
Percent of Total Short Exposure	(6.50%)	[17]
Percent of Net Long Exposure	33.10%	[18]
C000054216 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[16]
Percent of Total Long Exposure	0.70%	[17]
Percent of Total Short Exposure	0.00%	[17]
Percent of Net Long Exposure	1.60%	[18]
C000054216 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[16]
Percent of Total Long Exposure	7.60%	[17]
Percent of Total Short Exposure	0.00%	[17]
Percent of Net Long Exposure	8.30%	[18]
C000054216 [Member] | Asia Pacific ex Japan Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[16]
Percent of Total Long Exposure	3.60%	[17]
Percent of Total Short Exposure	(3.90%)	[17]
Percent of Net Long Exposure	1.10%	[18]
C000054216 [Member] | Emerging Markets Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[16]
Percent of Total Long Exposure	4.20%	[17]
Percent of Total Short Exposure	(5.40%)	[17]
Percent of Net Long Exposure	2.40%	[18]
C000054216 [Member] | United Kingdom Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[16]
Percent of Total Long Exposure	0.50%	[17]
Percent of Total Short Exposure	0.00%	[17]
Percent of Net Long Exposure	3.30%	[18]
C000054216 [Member] | Japan Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[16]
Percent of Total Long Exposure	0.00%	[17]
Percent of Total Short Exposure	(0.20%)	[17]
Percent of Net Long Exposure	3.40%	[18]
C000054216 [Member] | North America ex U S Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[16]
Percent of Total Long Exposure	1.30%	[17]
Percent of Total Short Exposure	0.00%	[17]
Percent of Net Long Exposure	3.50%	[18]
C000054216 [Member] | Europe ex U K Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%	[16]
Percent of Total Long Exposure	1.90%	[17]
Percent of Total Short Exposure	(5.70%)	[17]
Percent of Net Long Exposure	6.20%	[18]
C000054216 [Member] | Developed Middle East Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[16]
Percent of Total Long Exposure	0.00%	[17]
Percent of Total Short Exposure	0.00%	[17]
Percent of Net Long Exposure	0.00%	[18]
C000054216 [Member] | U S Small Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%	[16]
Percent of Total Long Exposure	0.00%	[17]
Percent of Total Short Exposure	(17.80%)	[17]
Percent of Net Long Exposure	4.10%	[18]
C000054216 [Member] | Asia Pacific ex Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[16]
Percent of Total Long Exposure	0.00%	[17]
Percent of Total Short Exposure	(6.10%)	[17]
Percent of Net Short Exposure	(5.50%)	[18]
C000054216 [Member] | Europe ex U K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[16]
Percent of Total Long Exposure	0.00%	[17]
Percent of Total Short Exposure	(7.10%)	[17]
Percent of Net Short Exposure	(5.10%)	[18]
C000054216 [Member] | North America ex U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[16]
Percent of Total Long Exposure	4.60%	[17]
Percent of Total Short Exposure	0.00%	[17]
Percent of Net Long Exposure	5.60%	[18]
C000054216 [Member] | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[16]
Percent of Total Long Exposure	0.00%	[17]
Percent of Total Short Exposure	0.00%	[17]
Percent of Net Long Exposure	0.60%	[18]
C000054216 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Long Exposure	29.00%	[19]
C000054216 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.20%	[16]
Percent of Total Long Exposure	0.00%	[17]
Percent of Total Short Exposure	(25.80%)	[17]
Percent of Net Long Exposure	4.40%	[18]
C000054216 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Long Exposure	4.00%	[20]
C000054214 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	14.30%	[21]
Percent of Total Long Exposure	25.30%	[22]
Percent of Total Short Exposure	(6.50%)	[22]
Percent of Net Long Exposure	33.10%	[23]
C000054214 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[21]
Percent of Total Long Exposure	0.70%	[22]
Percent of Total Short Exposure	0.00%	[22]
Percent of Net Long Exposure	1.60%	[23]
C000054214 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[21]
Percent of Total Long Exposure	7.60%	[22]
Percent of Total Short Exposure	0.00%	[22]
Percent of Net Long Exposure	8.30%	[23]
C000054214 [Member] | Asia Pacific ex Japan Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[21]
Percent of Total Long Exposure	3.60%	[22]
Percent of Total Short Exposure	(3.90%)	[22]
Percent of Net Long Exposure	1.10%	[23]
C000054214 [Member] | Emerging Markets Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[21]
Percent of Total Long Exposure	4.20%	[22]
Percent of Total Short Exposure	(5.40%)	[22]
Percent of Net Long Exposure	2.40%	[23]
C000054214 [Member] | United Kingdom Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[21]
Percent of Total Long Exposure	0.50%	[22]
Percent of Total Short Exposure	0.00%	[22]
Percent of Net Long Exposure	3.30%	[23]
C000054214 [Member] | Japan Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[21]
Percent of Total Long Exposure	0.00%	[22]
Percent of Total Short Exposure	(0.20%)	[22]
Percent of Net Long Exposure	3.40%	[23]
C000054214 [Member] | North America ex U S Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[21]
Percent of Total Long Exposure	1.30%	[22]
Percent of Total Short Exposure	0.00%	[22]
Percent of Net Long Exposure	3.50%	[23]
C000054214 [Member] | Europe ex U K Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%	[21]
Percent of Total Long Exposure	1.90%	[22]
Percent of Total Short Exposure	(5.70%)	[22]
Percent of Net Long Exposure	6.20%	[23]
C000054214 [Member] | Developed Middle East Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[21]
Percent of Total Long Exposure	0.00%	[22]
Percent of Total Short Exposure	0.00%	[22]
Percent of Net Long Exposure	0.00%	[23]
C000054214 [Member] | U S Small Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%	[21]
Percent of Total Long Exposure	0.00%	[22]
Percent of Total Short Exposure	(17.80%)	[22]
Percent of Net Long Exposure	4.10%	[23]
C000054214 [Member] | Asia Pacific ex Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[21]
Percent of Total Long Exposure	0.00%	[22]
Percent of Total Short Exposure	(6.10%)	[22]
Percent of Net Short Exposure	(5.50%)	[23]
C000054214 [Member] | Europe ex U K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[21]
Percent of Total Long Exposure	0.00%	[22]
Percent of Total Short Exposure	(7.10%)	[22]
Percent of Net Short Exposure	(5.10%)	[23]
C000054214 [Member] | North America ex U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[21]
Percent of Total Long Exposure	4.60%	[22]
Percent of Total Short Exposure	0.00%	[22]
Percent of Net Long Exposure	5.60%	[23]
C000054214 [Member] | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[21]
Percent of Total Long Exposure	0.00%	[22]
Percent of Total Short Exposure	0.00%	[22]
Percent of Net Long Exposure	0.60%	[23]
C000054214 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Long Exposure	29.00%	[24]
C000054214 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.20%	[21]
Percent of Total Long Exposure	0.00%	[22]
Percent of Total Short Exposure	(25.80%)	[22]
Percent of Net Long Exposure	4.40%	[23]
C000054214 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Long Exposure	4.00%	[25]
C000054212 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	14.30%	[26]
Percent of Total Long Exposure	25.30%	[27]
Percent of Total Short Exposure	(6.50%)	[27]
Percent of Net Long Exposure	33.10%	[28]
C000054212 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[26]
Percent of Total Long Exposure	0.70%	[27]
Percent of Total Short Exposure	0.00%	[27]
Percent of Net Long Exposure	1.60%	[28]
C000054212 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[26]
Percent of Total Long Exposure	7.60%	[27]
Percent of Total Short Exposure	0.00%	[27]
Percent of Net Long Exposure	8.30%	[28]
C000054212 [Member] | Asia Pacific ex Japan Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[26]
Percent of Total Long Exposure	3.60%	[27]
Percent of Total Short Exposure	(3.90%)	[27]
Percent of Net Long Exposure	1.10%	[28]
C000054212 [Member] | Emerging Markets Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[26]
Percent of Total Long Exposure	4.20%	[27]
Percent of Total Short Exposure	(5.40%)	[27]
Percent of Net Long Exposure	2.40%	[28]
C000054212 [Member] | United Kingdom Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[26]
Percent of Total Long Exposure	0.50%	[27]
Percent of Total Short Exposure	0.00%	[27]
Percent of Net Long Exposure	3.30%	[28]
C000054212 [Member] | Japan Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[26]
Percent of Total Long Exposure	0.00%	[27]
Percent of Total Short Exposure	(0.20%)	[27]
Percent of Net Long Exposure	3.40%	[28]
C000054212 [Member] | North America ex U S Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[26]
Percent of Total Long Exposure	1.30%	[27]
Percent of Total Short Exposure	0.00%	[27]
Percent of Net Long Exposure	3.50%	[28]
C000054212 [Member] | Europe ex U K Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%	[26]
Percent of Total Long Exposure	1.90%	[27]
Percent of Total Short Exposure	(5.70%)	[27]
Percent of Net Long Exposure	6.20%	[28]
C000054212 [Member] | Developed Middle East Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[26]
Percent of Total Long Exposure	0.00%	[27]
Percent of Total Short Exposure	0.00%	[27]
Percent of Net Long Exposure	0.00%	[28]
C000054212 [Member] | U S Small Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%	[26]
Percent of Total Long Exposure	0.00%	[27]
Percent of Total Short Exposure	(17.80%)	[27]
Percent of Net Long Exposure	4.10%	[28]
C000054212 [Member] | Asia Pacific ex Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[26]
Percent of Total Long Exposure	0.00%	[27]
Percent of Total Short Exposure	(6.10%)	[27]
Percent of Net Short Exposure	(5.50%)	[28]
C000054212 [Member] | Europe ex U K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[26]
Percent of Total Long Exposure	0.00%	[27]
Percent of Total Short Exposure	(7.10%)	[27]
Percent of Net Short Exposure	(5.10%)	[28]
C000054212 [Member] | North America ex U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[26]
Percent of Total Long Exposure	4.60%	[27]
Percent of Total Short Exposure	0.00%	[27]
Percent of Net Long Exposure	5.60%	[28]
C000054212 [Member] | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[26]
Percent of Total Long Exposure	0.00%	[27]
Percent of Total Short Exposure	0.00%	[27]
Percent of Net Long Exposure	0.60%	[28]
C000054212 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Long Exposure	29.00%	[29]
C000054212 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.20%	[26]
Percent of Total Long Exposure	0.00%	[27]
Percent of Total Short Exposure	(25.80%)	[27]
Percent of Net Long Exposure	4.40%	[28]
C000054212 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Long Exposure	4.00%	[30]
C000054211 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	14.30%	[31]
Percent of Total Long Exposure	25.30%	[32]
Percent of Total Short Exposure	(6.50%)	[32]
Percent of Net Long Exposure	33.10%	[33]
C000054211 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[31]
Percent of Total Long Exposure	0.70%	[32]
Percent of Total Short Exposure	0.00%	[32]
Percent of Net Long Exposure	1.60%	[33]
C000054211 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[31]
Percent of Total Long Exposure	7.60%	[32]
Percent of Total Short Exposure	0.00%	[32]
Percent of Net Long Exposure	8.30%	[33]
C000054211 [Member] | Asia Pacific ex Japan Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[31]
Percent of Total Long Exposure	3.60%	[32]
Percent of Total Short Exposure	(3.90%)	[32]
Percent of Net Long Exposure	1.10%	[33]
C000054211 [Member] | Emerging Markets Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[31]
Percent of Total Long Exposure	4.20%	[32]
Percent of Total Short Exposure	(5.40%)	[32]
Percent of Net Long Exposure	2.40%	[33]
C000054211 [Member] | United Kingdom Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[31]
Percent of Total Long Exposure	0.50%	[32]
Percent of Total Short Exposure	0.00%	[32]
Percent of Net Long Exposure	3.30%	[33]
C000054211 [Member] | Japan Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[31]
Percent of Total Long Exposure	0.00%	[32]
Percent of Total Short Exposure	(0.20%)	[32]
Percent of Net Long Exposure	3.40%	[33]
C000054211 [Member] | North America ex U S Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[31]
Percent of Total Long Exposure	1.30%	[32]
Percent of Total Short Exposure	0.00%	[32]
Percent of Net Long Exposure	3.50%	[33]
C000054211 [Member] | Europe ex U K Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%	[31]
Percent of Total Long Exposure	1.90%	[32]
Percent of Total Short Exposure	(5.70%)	[32]
Percent of Net Long Exposure	6.20%	[33]
C000054211 [Member] | Developed Middle East Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[31]
Percent of Total Long Exposure	0.00%	[32]
Percent of Total Short Exposure	0.00%	[32]
Percent of Net Long Exposure	0.00%	[33]
C000054211 [Member] | U S Small Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%	[31]
Percent of Total Long Exposure	0.00%	[32]
Percent of Total Short Exposure	(17.80%)	[32]
Percent of Net Long Exposure	4.10%	[33]
C000054211 [Member] | Asia Pacific ex Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[31]
Percent of Total Long Exposure	0.00%	[32]
Percent of Total Short Exposure	(6.10%)	[32]
Percent of Net Short Exposure	(5.50%)	[33]
C000054211 [Member] | Europe ex U K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[31]
Percent of Total Long Exposure	0.00%	[32]
Percent of Total Short Exposure	(7.10%)	[32]
Percent of Net Short Exposure	(5.10%)	[33]
C000054211 [Member] | North America ex U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[31]
Percent of Total Long Exposure	4.60%	[32]
Percent of Total Short Exposure	0.00%	[32]
Percent of Net Long Exposure	5.60%	[33]
C000054211 [Member] | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[31]
Percent of Total Long Exposure	0.00%	[32]
Percent of Total Short Exposure	0.00%	[32]
Percent of Net Long Exposure	0.60%	[33]
C000054211 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Long Exposure	29.00%	[34]
C000054211 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.20%	[31]
Percent of Total Long Exposure	0.00%	[32]
Percent of Total Short Exposure	(25.80%)	[32]
Percent of Net Long Exposure	4.40%	[33]
C000054211 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Long Exposure	4.00%	[35]
C000054210 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	14.30%	[36]
Percent of Total Long Exposure	25.30%	[37]
Percent of Total Short Exposure	(6.50%)	[37]
Percent of Net Long Exposure	33.10%	[38]
C000054210 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[36]
Percent of Total Long Exposure	0.70%	[37]
Percent of Total Short Exposure	0.00%	[37]
Percent of Net Long Exposure	1.60%	[38]
C000054210 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[36]
Percent of Total Long Exposure	7.60%	[37]
Percent of Total Short Exposure	0.00%	[37]
Percent of Net Long Exposure	8.30%	[38]
C000054210 [Member] | Asia Pacific ex Japan Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[36]
Percent of Total Long Exposure	3.60%	[37]
Percent of Total Short Exposure	(3.90%)	[37]
Percent of Net Long Exposure	1.10%	[38]
C000054210 [Member] | Emerging Markets Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[36]
Percent of Total Long Exposure	4.20%	[37]
Percent of Total Short Exposure	(5.40%)	[37]
Percent of Net Long Exposure	2.40%	[38]
C000054210 [Member] | United Kingdom Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[36]
Percent of Total Long Exposure	0.50%	[37]
Percent of Total Short Exposure	0.00%	[37]
Percent of Net Long Exposure	3.30%	[38]
C000054210 [Member] | Japan Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[36]
Percent of Total Long Exposure	0.00%	[37]
Percent of Total Short Exposure	(0.20%)	[37]
Percent of Net Long Exposure	3.40%	[38]
C000054210 [Member] | North America ex U S Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[36]
Percent of Total Long Exposure	1.30%	[37]
Percent of Total Short Exposure	0.00%	[37]
Percent of Net Long Exposure	3.50%	[38]
C000054210 [Member] | Europe ex U K Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%	[36]
Percent of Total Long Exposure	1.90%	[37]
Percent of Total Short Exposure	(5.70%)	[37]
Percent of Net Long Exposure	6.20%	[38]
C000054210 [Member] | Developed Middle East Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[36]
Percent of Total Long Exposure	0.00%	[37]
Percent of Total Short Exposure	0.00%	[37]
Percent of Net Long Exposure	0.00%	[38]
C000054210 [Member] | U S Small Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%	[36]
Percent of Total Long Exposure	0.00%	[37]
Percent of Total Short Exposure	(17.80%)	[37]
Percent of Net Long Exposure	4.10%	[38]
C000054210 [Member] | Asia Pacific ex Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[36]
Percent of Total Long Exposure	0.00%	[37]
Percent of Total Short Exposure	(6.10%)	[37]
Percent of Net Short Exposure	(5.50%)	[38]
C000054210 [Member] | Europe ex U K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[36]
Percent of Total Long Exposure	0.00%	[37]
Percent of Total Short Exposure	(7.10%)	[37]
Percent of Net Short Exposure	(5.10%)	[38]
C000054210 [Member] | North America ex U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[36]
Percent of Total Long Exposure	4.60%	[37]
Percent of Total Short Exposure	0.00%	[37]
Percent of Net Long Exposure	5.60%	[38]
C000054210 [Member] | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[36]
Percent of Total Long Exposure	0.00%	[37]
Percent of Total Short Exposure	0.00%	[37]
Percent of Net Long Exposure	0.60%	[38]
C000054210 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Long Exposure	29.00%	[39]
C000054210 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.20%	[36]
Percent of Total Long Exposure	0.00%	[37]
Percent of Total Short Exposure	(25.80%)	[37]
Percent of Net Long Exposure	4.40%	[38]
C000054210 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Long Exposure	4.00%	[40]
C000054207 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	14.30%	[41]
Percent of Total Long Exposure	25.30%	[42]
Percent of Total Short Exposure	(6.50%)	[42]
Percent of Net Long Exposure	33.10%	[43]
C000054207 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[41]
Percent of Total Long Exposure	0.70%	[42]
Percent of Total Short Exposure	0.00%	[42]
Percent of Net Long Exposure	1.60%	[43]
C000054207 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[41]
Percent of Total Long Exposure	7.60%	[42]
Percent of Total Short Exposure	0.00%	[42]
Percent of Net Long Exposure	8.30%	[43]
C000054207 [Member] | Asia Pacific ex Japan Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[41]
Percent of Total Long Exposure	3.60%	[42]
Percent of Total Short Exposure	(3.90%)	[42]
Percent of Net Long Exposure	1.10%	[43]
C000054207 [Member] | Emerging Markets Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[41]
Percent of Total Long Exposure	4.20%	[42]
Percent of Total Short Exposure	(5.40%)	[42]
Percent of Net Long Exposure	2.40%	[43]
C000054207 [Member] | United Kingdom Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[41]
Percent of Total Long Exposure	0.50%	[42]
Percent of Total Short Exposure	0.00%	[42]
Percent of Net Long Exposure	3.30%	[43]
C000054207 [Member] | Japan Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[41]
Percent of Total Long Exposure	0.00%	[42]
Percent of Total Short Exposure	(0.20%)	[42]
Percent of Net Long Exposure	3.40%	[43]
C000054207 [Member] | North America ex U S Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[41]
Percent of Total Long Exposure	1.30%	[42]
Percent of Total Short Exposure	0.00%	[42]
Percent of Net Long Exposure	3.50%	[43]
C000054207 [Member] | Europe ex U K Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%	[41]
Percent of Total Long Exposure	1.90%	[42]
Percent of Total Short Exposure	(5.70%)	[42]
Percent of Net Long Exposure	6.20%	[43]
C000054207 [Member] | Developed Middle East Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[41]
Percent of Total Long Exposure	0.00%	[42]
Percent of Total Short Exposure	0.00%	[42]
Percent of Net Long Exposure	0.00%	[43]
C000054207 [Member] | U S Small Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%	[41]
Percent of Total Long Exposure	0.00%	[42]
Percent of Total Short Exposure	(17.80%)	[42]
Percent of Net Long Exposure	4.10%	[43]
C000054207 [Member] | Asia Pacific ex Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[41]
Percent of Total Long Exposure	0.00%	[42]
Percent of Total Short Exposure	(6.10%)	[42]
Percent of Net Short Exposure	(5.50%)	[43]
C000054207 [Member] | Europe ex U K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[41]
Percent of Total Long Exposure	0.00%	[42]
Percent of Total Short Exposure	(7.10%)	[42]
Percent of Net Short Exposure	(5.10%)	[43]
C000054207 [Member] | North America ex U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[41]
Percent of Total Long Exposure	4.60%	[42]
Percent of Total Short Exposure	0.00%	[42]
Percent of Net Long Exposure	5.60%	[43]
C000054207 [Member] | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[41]
Percent of Total Long Exposure	0.00%	[42]
Percent of Total Short Exposure	0.00%	[42]
Percent of Net Long Exposure	0.60%	[43]
C000054207 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Long Exposure	29.00%	[44]
C000054207 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.20%	[41]
Percent of Total Long Exposure	0.00%	[42]
Percent of Total Short Exposure	(25.80%)	[42]
Percent of Net Long Exposure	4.40%	[43]
C000054207 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Long Exposure	4.00%	[45]
C000088951 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	8.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	8.80%
C000088951 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	13.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	13.80%
C000088951 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	26.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	26.80%
C000088951 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.50%
Percent of Total Short Exposure	(9.80%)
Percent of Net Long Exposure	0.60%
C000088951 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	9.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	9.00%
C000088951 [Member] | Cash And Cash Equivalents Quality [Member]
Holdings [Line Items]
Percent of Total Long Exposure	12.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	12.60%
C000088951 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Long Exposure	13.60%
Percent of Total Short Exposure	(113.50%)
Percent of Net Short Exposure	(99.90%)
C000088951 [Member] | Heating Oil [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.50%
Percent of Total Short Exposure	(2.50%)
Percent of Net Long Exposure	1.00%
C000088951 [Member] | Natural Gas [Member]
Holdings [Line Items]
Percent of Total Long Exposure	6.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	6.20%
C000088951 [Member] | Brent Crude [Member]
Holdings [Line Items]
Percent of Total Long Exposure	14.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	14.00%
C000088951 [Member] | Gold Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	13.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	13.40%
C000088951 [Member] | WTI Crude Oil [Member]
Holdings [Line Items]
Percent of Total Long Exposure	12.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	12.50%
C000088951 [Member] | Unleaded Gasoline [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.80%
C000088951 [Member] | Soybeans [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.00%
C000088951 [Member] | Corn [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	4.90%
C000088951 [Member] | Live Cattle [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	4.90%
C000088951 [Member] | Copper COMEX [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.40%
Percent of Total Short Exposure	(0.70%)
Percent of Net Long Exposure	4.70%
C000088951 [Member] | Gas Oil [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	4.70%
C000088951 [Member] | Aluminum [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.70%
C000088951 [Member] | Soybean Oil [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.50%
C000088951 [Member] | Silver [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.10%
C000088951 [Member] | Nickel [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.00%
C000088951 [Member] | Soybean Meal [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.50%
Percent of Total Short Exposure	(0.50%)
Percent of Net Long Exposure	2.00%
C000088951 [Member] | Zinc [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.00%
C000088951 [Member] | Coffee [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.80%
C000088951 [Member] | Lean Hogs [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.80%
C000088951 [Member] | Feeder Cattle [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.60%
C000088951 [Member] | Wheat [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.80%
Percent of Total Short Exposure	(1.80%)
Percent of Net Long Exposure	1.00%
C000088951 [Member] | Sugar [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.40%
Percent of Total Short Exposure	(1.50%)
Percent of Net Long Exposure	0.90%
C000088951 [Member] | Platinum [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.90%
C000088951 [Member] | Cocoa [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.80%
C000088951 [Member] | Kansas Wheat [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.90%
Percent of Total Short Exposure	(2.50%)
Percent of Net Short Exposure	(0.60%)
C000088951 [Member] | Cotton [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.70%
Percent of Total Short Exposure	(2.40%)
Percent of Net Short Exposure	(0.70%)
C000088951 [Member] | Lead [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.70%
Percent of Total Short Exposure	(1.70%)
Percent of Net Short Exposure	(1.00%)
C000088951 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Long Exposure	13.60%
Percent of Total Short Exposure	(113.50%)
Percent of Net Short Exposure	(99.90%)
C000088951 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Long Exposure	12.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	12.60%
C000088951 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	28.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	28.00%
C000088951 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	97.20%
Percent of Total Short Exposure	(9.80%)
Percent of Net Long Exposure	87.40%
C000088951 [Member] | Commodity Exposure [Member]
Holdings [Line Items]
Percent of Total Long Exposure	113.50%
Percent of Total Short Exposure	(13.60%)
Percent of Net Long Exposure	99.90%
C000088951 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.30%
C000088951 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Long Exposure	113.50%
Percent of Total Short Exposure	(13.60%)
Percent of Net Long Exposure	100.00%
C000088952 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	8.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	8.80%
C000088952 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	13.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	13.80%
C000088952 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	26.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	26.80%
C000088952 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.50%
Percent of Total Short Exposure	(9.80%)
Percent of Net Long Exposure	0.60%
C000088952 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	9.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	9.00%
C000088952 [Member] | Cash And Cash Equivalents Quality [Member]
Holdings [Line Items]
Percent of Total Long Exposure	12.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	12.60%
C000088952 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Long Exposure	13.60%
Percent of Total Short Exposure	(113.50%)
Percent of Net Short Exposure	(99.90%)
C000088952 [Member] | Heating Oil [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.50%
Percent of Total Short Exposure	(2.50%)
Percent of Net Long Exposure	1.00%
C000088952 [Member] | Natural Gas [Member]
Holdings [Line Items]
Percent of Total Long Exposure	6.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	6.20%
C000088952 [Member] | Brent Crude [Member]
Holdings [Line Items]
Percent of Total Long Exposure	14.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	14.00%
C000088952 [Member] | Gold Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	13.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	13.40%
C000088952 [Member] | WTI Crude Oil [Member]
Holdings [Line Items]
Percent of Total Long Exposure	12.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	12.50%
C000088952 [Member] | Unleaded Gasoline [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.80%
C000088952 [Member] | Soybeans [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.00%
C000088952 [Member] | Corn [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	4.90%
C000088952 [Member] | Live Cattle [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	4.90%
C000088952 [Member] | Copper COMEX [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.40%
Percent of Total Short Exposure	(0.70%)
Percent of Net Long Exposure	4.70%
C000088952 [Member] | Gas Oil [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	4.70%
C000088952 [Member] | Aluminum [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.70%
C000088952 [Member] | Soybean Oil [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.50%
C000088952 [Member] | Silver [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.10%
C000088952 [Member] | Nickel [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.00%
C000088952 [Member] | Soybean Meal [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.50%
Percent of Total Short Exposure	(0.50%)
Percent of Net Long Exposure	2.00%
C000088952 [Member] | Zinc [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.00%
C000088952 [Member] | Coffee [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.80%
C000088952 [Member] | Lean Hogs [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.80%
C000088952 [Member] | Feeder Cattle [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.60%
C000088952 [Member] | Wheat [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.80%
Percent of Total Short Exposure	(1.80%)
Percent of Net Long Exposure	1.00%
C000088952 [Member] | Sugar [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.40%
Percent of Total Short Exposure	(1.50%)
Percent of Net Long Exposure	0.90%
C000088952 [Member] | Platinum [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.90%
C000088952 [Member] | Cocoa [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.80%
C000088952 [Member] | Kansas Wheat [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.90%
Percent of Total Short Exposure	(2.50%)
Percent of Net Short Exposure	(0.60%)
C000088952 [Member] | Cotton [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.70%
Percent of Total Short Exposure	(2.40%)
Percent of Net Short Exposure	(0.70%)
C000088952 [Member] | Lead [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.70%
Percent of Total Short Exposure	(1.70%)
Percent of Net Short Exposure	(1.00%)
C000088952 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Long Exposure	13.60%
Percent of Total Short Exposure	(113.50%)
Percent of Net Short Exposure	(99.90%)
C000088952 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Long Exposure	12.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	12.60%
C000088952 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	28.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	28.00%
C000088952 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	97.20%
Percent of Total Short Exposure	(9.80%)
Percent of Net Long Exposure	87.40%
C000088952 [Member] | Commodity Exposure [Member]
Holdings [Line Items]
Percent of Total Long Exposure	113.50%
Percent of Total Short Exposure	(13.60%)
Percent of Net Long Exposure	99.90%
C000088952 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.30%
C000088952 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Long Exposure	113.50%
Percent of Total Short Exposure	(13.60%)
Percent of Net Long Exposure	100.00%
C000088953 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	8.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	8.80%
C000088953 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	13.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	13.80%
C000088953 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	26.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	26.80%
C000088953 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.50%
Percent of Total Short Exposure	(9.80%)
Percent of Net Long Exposure	0.60%
C000088953 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	9.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	9.00%
C000088953 [Member] | Cash And Cash Equivalents Quality [Member]
Holdings [Line Items]
Percent of Total Long Exposure	12.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	12.60%
C000088953 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Long Exposure	13.60%
Percent of Total Short Exposure	(113.50%)
Percent of Net Short Exposure	(99.90%)
C000088953 [Member] | Heating Oil [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.50%
Percent of Total Short Exposure	(2.50%)
Percent of Net Long Exposure	1.00%
C000088953 [Member] | Natural Gas [Member]
Holdings [Line Items]
Percent of Total Long Exposure	6.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	6.20%
C000088953 [Member] | Brent Crude [Member]
Holdings [Line Items]
Percent of Total Long Exposure	14.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	14.00%
C000088953 [Member] | Gold Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	13.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	13.40%
C000088953 [Member] | WTI Crude Oil [Member]
Holdings [Line Items]
Percent of Total Long Exposure	12.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	12.50%
C000088953 [Member] | Unleaded Gasoline [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.80%
C000088953 [Member] | Soybeans [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.00%
C000088953 [Member] | Corn [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	4.90%
C000088953 [Member] | Live Cattle [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	4.90%
C000088953 [Member] | Copper COMEX [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.40%
Percent of Total Short Exposure	(0.70%)
Percent of Net Long Exposure	4.70%
C000088953 [Member] | Gas Oil [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	4.70%
C000088953 [Member] | Aluminum [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.70%
C000088953 [Member] | Soybean Oil [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.50%
C000088953 [Member] | Silver [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.10%
C000088953 [Member] | Nickel [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.00%
C000088953 [Member] | Soybean Meal [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.50%
Percent of Total Short Exposure	(0.50%)
Percent of Net Long Exposure	2.00%
C000088953 [Member] | Zinc [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.00%
C000088953 [Member] | Coffee [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.80%
C000088953 [Member] | Lean Hogs [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.80%
C000088953 [Member] | Feeder Cattle [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.60%
C000088953 [Member] | Wheat [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.80%
Percent of Total Short Exposure	(1.80%)
Percent of Net Long Exposure	1.00%
C000088953 [Member] | Sugar [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.40%
Percent of Total Short Exposure	(1.50%)
Percent of Net Long Exposure	0.90%
C000088953 [Member] | Platinum [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.90%
C000088953 [Member] | Cocoa [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.80%
C000088953 [Member] | Kansas Wheat [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.90%
Percent of Total Short Exposure	(2.50%)
Percent of Net Short Exposure	(0.60%)
C000088953 [Member] | Cotton [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.70%
Percent of Total Short Exposure	(2.40%)
Percent of Net Short Exposure	(0.70%)
C000088953 [Member] | Lead [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.70%
Percent of Total Short Exposure	(1.70%)
Percent of Net Short Exposure	(1.00%)
C000088953 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Long Exposure	13.60%
Percent of Total Short Exposure	(113.50%)
Percent of Net Short Exposure	(99.90%)
C000088953 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Long Exposure	12.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	12.60%
C000088953 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	28.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	28.00%
C000088953 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	97.20%
Percent of Total Short Exposure	(9.80%)
Percent of Net Long Exposure	87.40%
C000088953 [Member] | Commodity Exposure [Member]
Holdings [Line Items]
Percent of Total Long Exposure	113.50%
Percent of Total Short Exposure	(13.60%)
Percent of Net Long Exposure	99.90%
C000088953 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.30%
C000088953 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Long Exposure	113.50%
Percent of Total Short Exposure	(13.60%)
Percent of Net Long Exposure	100.00%
C000088954 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	8.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	8.80%
C000088954 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	13.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	13.80%
C000088954 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	26.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	26.80%
C000088954 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.50%
Percent of Total Short Exposure	(9.80%)
Percent of Net Long Exposure	0.60%
C000088954 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	9.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	9.00%
C000088954 [Member] | Cash And Cash Equivalents Quality [Member]
Holdings [Line Items]
Percent of Total Long Exposure	12.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	12.60%
C000088954 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Long Exposure	13.60%
Percent of Total Short Exposure	(113.50%)
Percent of Net Short Exposure	(99.90%)
C000088954 [Member] | Heating Oil [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.50%
Percent of Total Short Exposure	(2.50%)
Percent of Net Long Exposure	1.00%
C000088954 [Member] | Natural Gas [Member]
Holdings [Line Items]
Percent of Total Long Exposure	6.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	6.20%
C000088954 [Member] | Brent Crude [Member]
Holdings [Line Items]
Percent of Total Long Exposure	14.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	14.00%
C000088954 [Member] | Gold Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	13.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	13.40%
C000088954 [Member] | WTI Crude Oil [Member]
Holdings [Line Items]
Percent of Total Long Exposure	12.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	12.50%
C000088954 [Member] | Unleaded Gasoline [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.80%
C000088954 [Member] | Soybeans [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.00%
C000088954 [Member] | Corn [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	4.90%
C000088954 [Member] | Live Cattle [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	4.90%
C000088954 [Member] | Copper COMEX [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.40%
Percent of Total Short Exposure	(0.70%)
Percent of Net Long Exposure	4.70%
C000088954 [Member] | Gas Oil [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	4.70%
C000088954 [Member] | Aluminum [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.70%
C000088954 [Member] | Soybean Oil [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.50%
C000088954 [Member] | Silver [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.10%
C000088954 [Member] | Nickel [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.00%
C000088954 [Member] | Soybean Meal [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.50%
Percent of Total Short Exposure	(0.50%)
Percent of Net Long Exposure	2.00%
C000088954 [Member] | Zinc [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.00%
C000088954 [Member] | Coffee [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.80%
C000088954 [Member] | Lean Hogs [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.80%
C000088954 [Member] | Feeder Cattle [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.60%
C000088954 [Member] | Wheat [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.80%
Percent of Total Short Exposure	(1.80%)
Percent of Net Long Exposure	1.00%
C000088954 [Member] | Sugar [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.40%
Percent of Total Short Exposure	(1.50%)
Percent of Net Long Exposure	0.90%
C000088954 [Member] | Platinum [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.90%
C000088954 [Member] | Cocoa [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.80%
C000088954 [Member] | Kansas Wheat [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.90%
Percent of Total Short Exposure	(2.50%)
Percent of Net Short Exposure	(0.60%)
C000088954 [Member] | Cotton [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.70%
Percent of Total Short Exposure	(2.40%)
Percent of Net Short Exposure	(0.70%)
C000088954 [Member] | Lead [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.70%
Percent of Total Short Exposure	(1.70%)
Percent of Net Short Exposure	(1.00%)
C000088954 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Long Exposure	13.60%
Percent of Total Short Exposure	(113.50%)
Percent of Net Short Exposure	(99.90%)
C000088954 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Long Exposure	12.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	12.60%
C000088954 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	28.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	28.00%
C000088954 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	97.20%
Percent of Total Short Exposure	(9.80%)
Percent of Net Long Exposure	87.40%
C000088954 [Member] | Commodity Exposure [Member]
Holdings [Line Items]
Percent of Total Long Exposure	113.50%
Percent of Total Short Exposure	(13.60%)
Percent of Net Long Exposure	99.90%
C000088954 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.30%
C000088954 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Long Exposure	113.50%
Percent of Total Short Exposure	(13.60%)
Percent of Net Long Exposure	100.00%
C000088955 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	8.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	8.80%
C000088955 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	13.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	13.80%
C000088955 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	26.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	26.80%
C000088955 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.50%
Percent of Total Short Exposure	(9.80%)
Percent of Net Long Exposure	0.60%
C000088955 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	9.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	9.00%
C000088955 [Member] | Cash And Cash Equivalents Quality [Member]
Holdings [Line Items]
Percent of Total Long Exposure	12.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	12.60%
C000088955 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Long Exposure	13.60%
Percent of Total Short Exposure	(113.50%)
Percent of Net Short Exposure	(99.90%)
C000088955 [Member] | Heating Oil [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.50%
Percent of Total Short Exposure	(2.50%)
Percent of Net Long Exposure	1.00%
C000088955 [Member] | Natural Gas [Member]
Holdings [Line Items]
Percent of Total Long Exposure	6.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	6.20%
C000088955 [Member] | Brent Crude [Member]
Holdings [Line Items]
Percent of Total Long Exposure	14.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	14.00%
C000088955 [Member] | Gold Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	13.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	13.40%
C000088955 [Member] | WTI Crude Oil [Member]
Holdings [Line Items]
Percent of Total Long Exposure	12.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	12.50%
C000088955 [Member] | Unleaded Gasoline [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.80%
C000088955 [Member] | Soybeans [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.00%
C000088955 [Member] | Corn [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	4.90%
C000088955 [Member] | Live Cattle [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	4.90%
C000088955 [Member] | Copper COMEX [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.40%
Percent of Total Short Exposure	(0.70%)
Percent of Net Long Exposure	4.70%
C000088955 [Member] | Gas Oil [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	4.70%
C000088955 [Member] | Aluminum [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.70%
C000088955 [Member] | Soybean Oil [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.50%
C000088955 [Member] | Silver [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.10%
C000088955 [Member] | Nickel [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.00%
C000088955 [Member] | Soybean Meal [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.50%
Percent of Total Short Exposure	(0.50%)
Percent of Net Long Exposure	2.00%
C000088955 [Member] | Zinc [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.00%
C000088955 [Member] | Coffee [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.80%
C000088955 [Member] | Lean Hogs [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.80%
C000088955 [Member] | Feeder Cattle [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.60%
C000088955 [Member] | Wheat [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.80%
Percent of Total Short Exposure	(1.80%)
Percent of Net Long Exposure	1.00%
C000088955 [Member] | Sugar [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.40%
Percent of Total Short Exposure	(1.50%)
Percent of Net Long Exposure	0.90%
C000088955 [Member] | Platinum [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.90%
C000088955 [Member] | Cocoa [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.80%
C000088955 [Member] | Kansas Wheat [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.90%
Percent of Total Short Exposure	(2.50%)
Percent of Net Short Exposure	(0.60%)
C000088955 [Member] | Cotton [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.70%
Percent of Total Short Exposure	(2.40%)
Percent of Net Short Exposure	(0.70%)
C000088955 [Member] | Lead [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.70%
Percent of Total Short Exposure	(1.70%)
Percent of Net Short Exposure	(1.00%)
C000088955 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Long Exposure	13.60%
Percent of Total Short Exposure	(113.50%)
Percent of Net Short Exposure	(99.90%)
C000088955 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Long Exposure	12.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	12.60%
C000088955 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	28.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	28.00%
C000088955 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	97.20%
Percent of Total Short Exposure	(9.80%)
Percent of Net Long Exposure	87.40%
C000088955 [Member] | Commodity Exposure [Member]
Holdings [Line Items]
Percent of Total Long Exposure	113.50%
Percent of Total Short Exposure	(13.60%)
Percent of Net Long Exposure	99.90%
C000088955 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.30%
C000088955 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Long Exposure	113.50%
Percent of Total Short Exposure	(13.60%)
Percent of Net Long Exposure	100.00%
C000088956 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	8.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	8.80%
C000088956 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	13.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	13.80%
C000088956 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	26.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	26.80%
C000088956 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.50%
Percent of Total Short Exposure	(9.80%)
Percent of Net Long Exposure	0.60%
C000088956 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	9.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	9.00%
C000088956 [Member] | Cash And Cash Equivalents Quality [Member]
Holdings [Line Items]
Percent of Total Long Exposure	12.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	12.60%
C000088956 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Long Exposure	13.60%
Percent of Total Short Exposure	(113.50%)
Percent of Net Short Exposure	(99.90%)
C000088956 [Member] | Heating Oil [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.50%
Percent of Total Short Exposure	(2.50%)
Percent of Net Long Exposure	1.00%
C000088956 [Member] | Natural Gas [Member]
Holdings [Line Items]
Percent of Total Long Exposure	6.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	6.20%
C000088956 [Member] | Brent Crude [Member]
Holdings [Line Items]
Percent of Total Long Exposure	14.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	14.00%
C000088956 [Member] | Gold Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	13.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	13.40%
C000088956 [Member] | WTI Crude Oil [Member]
Holdings [Line Items]
Percent of Total Long Exposure	12.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	12.50%
C000088956 [Member] | Unleaded Gasoline [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.80%
C000088956 [Member] | Soybeans [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.00%
C000088956 [Member] | Corn [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	4.90%
C000088956 [Member] | Live Cattle [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	4.90%
C000088956 [Member] | Copper COMEX [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.40%
Percent of Total Short Exposure	(0.70%)
Percent of Net Long Exposure	4.70%
C000088956 [Member] | Gas Oil [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	4.70%
C000088956 [Member] | Aluminum [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.70%
C000088956 [Member] | Soybean Oil [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.50%
C000088956 [Member] | Silver [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.10%
C000088956 [Member] | Nickel [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.00%
C000088956 [Member] | Soybean Meal [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.50%
Percent of Total Short Exposure	(0.50%)
Percent of Net Long Exposure	2.00%
C000088956 [Member] | Zinc [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.00%
C000088956 [Member] | Coffee [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.80%
C000088956 [Member] | Lean Hogs [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.80%
C000088956 [Member] | Feeder Cattle [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.60%
C000088956 [Member] | Wheat [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.80%
Percent of Total Short Exposure	(1.80%)
Percent of Net Long Exposure	1.00%
C000088956 [Member] | Sugar [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.40%
Percent of Total Short Exposure	(1.50%)
Percent of Net Long Exposure	0.90%
C000088956 [Member] | Platinum [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.90%
C000088956 [Member] | Cocoa [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.80%
C000088956 [Member] | Kansas Wheat [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.90%
Percent of Total Short Exposure	(2.50%)
Percent of Net Short Exposure	(0.60%)
C000088956 [Member] | Cotton [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.70%
Percent of Total Short Exposure	(2.40%)
Percent of Net Short Exposure	(0.70%)
C000088956 [Member] | Lead [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.70%
Percent of Total Short Exposure	(1.70%)
Percent of Net Short Exposure	(1.00%)
C000088956 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Long Exposure	13.60%
Percent of Total Short Exposure	(113.50%)
Percent of Net Short Exposure	(99.90%)
C000088956 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Long Exposure	12.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	12.60%
C000088956 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	28.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	28.00%
C000088956 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	97.20%
Percent of Total Short Exposure	(9.80%)
Percent of Net Long Exposure	87.40%
C000088956 [Member] | Commodity Exposure [Member]
Holdings [Line Items]
Percent of Total Long Exposure	113.50%
Percent of Total Short Exposure	(13.60%)
Percent of Net Long Exposure	99.90%
C000088956 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.30%
C000088956 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Long Exposure	113.50%
Percent of Total Short Exposure	(13.60%)
Percent of Net Long Exposure	100.00%
C000088957 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	8.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	8.80%
C000088957 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	13.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	13.80%
C000088957 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	26.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	26.80%
C000088957 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.50%
Percent of Total Short Exposure	(9.80%)
Percent of Net Long Exposure	0.60%
C000088957 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	9.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	9.00%
C000088957 [Member] | Cash And Cash Equivalents Quality [Member]
Holdings [Line Items]
Percent of Total Long Exposure	12.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	12.60%
C000088957 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Long Exposure	13.60%
Percent of Total Short Exposure	(113.50%)
Percent of Net Short Exposure	(99.90%)
C000088957 [Member] | Heating Oil [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.50%
Percent of Total Short Exposure	(2.50%)
Percent of Net Long Exposure	1.00%
C000088957 [Member] | Natural Gas [Member]
Holdings [Line Items]
Percent of Total Long Exposure	6.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	6.20%
C000088957 [Member] | Brent Crude [Member]
Holdings [Line Items]
Percent of Total Long Exposure	14.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	14.00%
C000088957 [Member] | Gold Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	13.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	13.40%
C000088957 [Member] | WTI Crude Oil [Member]
Holdings [Line Items]
Percent of Total Long Exposure	12.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	12.50%
C000088957 [Member] | Unleaded Gasoline [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.80%
C000088957 [Member] | Soybeans [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.00%
C000088957 [Member] | Corn [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	4.90%
C000088957 [Member] | Live Cattle [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	4.90%
C000088957 [Member] | Copper COMEX [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.40%
Percent of Total Short Exposure	(0.70%)
Percent of Net Long Exposure	4.70%
C000088957 [Member] | Gas Oil [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	4.70%
C000088957 [Member] | Aluminum [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.70%
C000088957 [Member] | Soybean Oil [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.50%
C000088957 [Member] | Silver [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.10%
C000088957 [Member] | Nickel [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.00%
C000088957 [Member] | Soybean Meal [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.50%
Percent of Total Short Exposure	(0.50%)
Percent of Net Long Exposure	2.00%
C000088957 [Member] | Zinc [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.00%
C000088957 [Member] | Coffee [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.80%
C000088957 [Member] | Lean Hogs [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.80%
C000088957 [Member] | Feeder Cattle [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.60%
C000088957 [Member] | Wheat [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.80%
Percent of Total Short Exposure	(1.80%)
Percent of Net Long Exposure	1.00%
C000088957 [Member] | Sugar [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.40%
Percent of Total Short Exposure	(1.50%)
Percent of Net Long Exposure	0.90%
C000088957 [Member] | Platinum [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.90%
C000088957 [Member] | Cocoa [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.80%
C000088957 [Member] | Kansas Wheat [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.90%
Percent of Total Short Exposure	(2.50%)
Percent of Net Short Exposure	(0.60%)
C000088957 [Member] | Cotton [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.70%
Percent of Total Short Exposure	(2.40%)
Percent of Net Short Exposure	(0.70%)
C000088957 [Member] | Lead [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.70%
Percent of Total Short Exposure	(1.70%)
Percent of Net Short Exposure	(1.00%)
C000088957 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Long Exposure	13.60%
Percent of Total Short Exposure	(113.50%)
Percent of Net Short Exposure	(99.90%)
C000088957 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Long Exposure	12.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	12.60%
C000088957 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	28.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	28.00%
C000088957 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	97.20%
Percent of Total Short Exposure	(9.80%)
Percent of Net Long Exposure	87.40%
C000088957 [Member] | Commodity Exposure [Member]
Holdings [Line Items]
Percent of Total Long Exposure	113.50%
Percent of Total Short Exposure	(13.60%)
Percent of Net Long Exposure	99.90%
C000088957 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.30%
C000088957 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Long Exposure	113.50%
Percent of Total Short Exposure	(13.60%)
Percent of Net Long Exposure	100.00%
C000088958 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	8.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	8.80%
C000088958 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	13.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	13.80%
C000088958 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	26.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	26.80%
C000088958 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.50%
Percent of Total Short Exposure	(9.80%)
Percent of Net Long Exposure	0.60%
C000088958 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	9.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	9.00%
C000088958 [Member] | Cash And Cash Equivalents Quality [Member]
Holdings [Line Items]
Percent of Total Long Exposure	12.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	12.60%
C000088958 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Long Exposure	13.60%
Percent of Total Short Exposure	(113.50%)
Percent of Net Short Exposure	(99.90%)
C000088958 [Member] | Heating Oil [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.50%
Percent of Total Short Exposure	(2.50%)
Percent of Net Long Exposure	1.00%
C000088958 [Member] | Natural Gas [Member]
Holdings [Line Items]
Percent of Total Long Exposure	6.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	6.20%
C000088958 [Member] | Brent Crude [Member]
Holdings [Line Items]
Percent of Total Long Exposure	14.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	14.00%
C000088958 [Member] | Gold Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	13.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	13.40%
C000088958 [Member] | WTI Crude Oil [Member]
Holdings [Line Items]
Percent of Total Long Exposure	12.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	12.50%
C000088958 [Member] | Unleaded Gasoline [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.80%
C000088958 [Member] | Soybeans [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.00%
C000088958 [Member] | Corn [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	4.90%
C000088958 [Member] | Live Cattle [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	4.90%
C000088958 [Member] | Copper COMEX [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.40%
Percent of Total Short Exposure	(0.70%)
Percent of Net Long Exposure	4.70%
C000088958 [Member] | Gas Oil [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	4.70%
C000088958 [Member] | Aluminum [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.70%
C000088958 [Member] | Soybean Oil [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.50%
C000088958 [Member] | Silver [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.10%
C000088958 [Member] | Nickel [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.00%
C000088958 [Member] | Soybean Meal [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.50%
Percent of Total Short Exposure	(0.50%)
Percent of Net Long Exposure	2.00%
C000088958 [Member] | Zinc [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.00%
C000088958 [Member] | Coffee [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.80%
C000088958 [Member] | Lean Hogs [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.80%
C000088958 [Member] | Feeder Cattle [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.60%
C000088958 [Member] | Wheat [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.80%
Percent of Total Short Exposure	(1.80%)
Percent of Net Long Exposure	1.00%
C000088958 [Member] | Sugar [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.40%
Percent of Total Short Exposure	(1.50%)
Percent of Net Long Exposure	0.90%
C000088958 [Member] | Platinum [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.90%
C000088958 [Member] | Cocoa [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.80%
C000088958 [Member] | Kansas Wheat [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.90%
Percent of Total Short Exposure	(2.50%)
Percent of Net Short Exposure	(0.60%)
C000088958 [Member] | Cotton [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.70%
Percent of Total Short Exposure	(2.40%)
Percent of Net Short Exposure	(0.70%)
C000088958 [Member] | Lead [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.70%
Percent of Total Short Exposure	(1.70%)
Percent of Net Short Exposure	(1.00%)
C000088958 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Long Exposure	13.60%
Percent of Total Short Exposure	(113.50%)
Percent of Net Short Exposure	(99.90%)
C000088958 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Long Exposure	12.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	12.60%
C000088958 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	28.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	28.00%
C000088958 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	97.20%
Percent of Total Short Exposure	(9.80%)
Percent of Net Long Exposure	87.40%
C000088958 [Member] | Commodity Exposure [Member]
Holdings [Line Items]
Percent of Total Long Exposure	113.50%
Percent of Total Short Exposure	(13.60%)
Percent of Net Long Exposure	99.90%
C000088958 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.30%
C000088958 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Long Exposure	113.50%
Percent of Total Short Exposure	(13.60%)
Percent of Net Long Exposure	100.00%
C000119775 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	8.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	8.80%
C000119775 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	13.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	13.80%
C000119775 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	26.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	26.80%
C000119775 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.50%
Percent of Total Short Exposure	(9.80%)
Percent of Net Long Exposure	0.60%
C000119775 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	9.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	9.00%
C000119775 [Member] | Cash And Cash Equivalents Quality [Member]
Holdings [Line Items]
Percent of Total Long Exposure	12.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	12.60%
C000119775 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Long Exposure	13.60%
Percent of Total Short Exposure	(113.50%)
Percent of Net Short Exposure	(99.90%)
C000119775 [Member] | Heating Oil [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.50%
Percent of Total Short Exposure	(2.50%)
Percent of Net Long Exposure	1.00%
C000119775 [Member] | Natural Gas [Member]
Holdings [Line Items]
Percent of Total Long Exposure	6.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	6.20%
C000119775 [Member] | Brent Crude [Member]
Holdings [Line Items]
Percent of Total Long Exposure	14.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	14.00%
C000119775 [Member] | Gold Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	13.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	13.40%
C000119775 [Member] | WTI Crude Oil [Member]
Holdings [Line Items]
Percent of Total Long Exposure	12.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	12.50%
C000119775 [Member] | Unleaded Gasoline [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.80%
C000119775 [Member] | Soybeans [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.00%
C000119775 [Member] | Corn [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	4.90%
C000119775 [Member] | Live Cattle [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	4.90%
C000119775 [Member] | Copper COMEX [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.40%
Percent of Total Short Exposure	(0.70%)
Percent of Net Long Exposure	4.70%
C000119775 [Member] | Gas Oil [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	4.70%
C000119775 [Member] | Aluminum [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.70%
C000119775 [Member] | Soybean Oil [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.50%
C000119775 [Member] | Silver [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.10%
C000119775 [Member] | Nickel [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.00%
C000119775 [Member] | Soybean Meal [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.50%
Percent of Total Short Exposure	(0.50%)
Percent of Net Long Exposure	2.00%
C000119775 [Member] | Zinc [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.00%
C000119775 [Member] | Coffee [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.80%
C000119775 [Member] | Lean Hogs [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.80%
C000119775 [Member] | Feeder Cattle [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.60%
C000119775 [Member] | Wheat [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.80%
Percent of Total Short Exposure	(1.80%)
Percent of Net Long Exposure	1.00%
C000119775 [Member] | Sugar [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.40%
Percent of Total Short Exposure	(1.50%)
Percent of Net Long Exposure	0.90%
C000119775 [Member] | Platinum [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.90%
C000119775 [Member] | Cocoa [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.80%
C000119775 [Member] | Kansas Wheat [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.90%
Percent of Total Short Exposure	(2.50%)
Percent of Net Short Exposure	(0.60%)
C000119775 [Member] | Cotton [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.70%
Percent of Total Short Exposure	(2.40%)
Percent of Net Short Exposure	(0.70%)
C000119775 [Member] | Lead [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.70%
Percent of Total Short Exposure	(1.70%)
Percent of Net Short Exposure	(1.00%)
C000119775 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Long Exposure	13.60%
Percent of Total Short Exposure	(113.50%)
Percent of Net Short Exposure	(99.90%)
C000119775 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Long Exposure	12.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	12.60%
C000119775 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	28.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	28.00%
C000119775 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	97.20%
Percent of Total Short Exposure	(9.80%)
Percent of Net Long Exposure	87.40%
C000119775 [Member] | Commodity Exposure [Member]
Holdings [Line Items]
Percent of Total Long Exposure	113.50%
Percent of Total Short Exposure	(13.60%)
Percent of Net Long Exposure	99.90%
C000119775 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.30%
C000119775 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Long Exposure	113.50%
Percent of Total Short Exposure	(13.60%)
Percent of Net Long Exposure	100.00%

[1]	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
[2]	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
[3]	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
[4]	Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
[5]	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
[6]	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
[7]	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
[8]	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
[9]	Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
[10]	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
[11]	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
[12]	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
[13]	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
[14]	Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
[15]	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
[16]	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
[17]	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
[18]	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
[19]	Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
[20]	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
[21]	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
[22]	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
[23]	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
[24]	Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
[25]	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
[26]	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
[27]	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
[28]	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
[29]	Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
[30]	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
[31]	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
[32]	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
[33]	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
[34]	Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
[35]	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
[36]	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
[37]	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
[38]	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
[39]	Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
[40]	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
[41]	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
[42]	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
[43]	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
[44]	Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
[45]	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.